Earnings per share - basic and diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share - basic and diluted
Net (loss) earnings, Basic	$ (23,084)	$ 36,282
Net (loss) earnings, Diluted	$ (23,084)	$ 36,282
Weighted average shares outstanding, Basic	201,304,234	199,327,784
Weighted average shares outstanding, Diluted	201,304,234	199,519,312
(Loss) earnings per share, Basic	$ (0.11)	$ 0.18
(Loss) earnings per share, Diluted	$ (0.11)	$ 0.18